Net sales (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Gross sales			R$ 44,717,590	R$ 40,448,987
Returns and cancellations			(102,022)	(156,958)
Discounts and rebates			(5,930,234)	(5,288,203)
Total			38,685,334	35,003,826
Taxes on sales			(1,683,373)	(1,777,542)
Net sales	R$ 12,153,145	R$ 12,273,546	R$ 37,001,961	R$ 33,226,284